Other Liabilities (Details Narrative) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other accrued expenses and accounts payable	$ 98	$ 97
Salary and benefit liabilities	69	75
Accrued interest on debt	61	67
Retirement plans	31	55
Other insurance liabilities	14	8
Loan principal warranty reserve	13	15
Other	46	67
Total	$ 332	$ 384